Leases - Summary of Lease Costs and Lessee Operating Lease Liability Maturity (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Lease, Cost [Abstract]
Operating lease costs	$ 6,606
Short-term lease costs	858
Sublease (income)	(534)
Total net lease cost	6,930
Operating lease income	677
Right-of-use assets related to new operating lease liabilities	28,703
Operating cash flows from operating leases	7,071
Operating leases right-of-use assets (included in other assets on the balance sheets)	47,947
Operating lease liabilities (included in other liabilities on the balance sheets)	$ 48,334
Weighted average remaining lease term for operating leases (in years)	10 years 4 months 13 days
Weighted average discount rate for operating leases	5.25%
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2020	$ 8,570
2021	8,312
2022	7,923
2023	7,004
2024	4,324
2025 & thereafter	27,194
Total commitments	63,327
Less: effect of discounting cash flows to their present value	(14,993)
Operating lease liabilities	$ 48,334